FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2001

             Check here if Amendment [ ]; Amendment Number:________

                        This Amendment (Check only one):
                              [ ] is a restatement
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
-----------------------------------------------------
(Signature)

New York, New York
-----------------------------------------------------
(City, State)

August 14, 2001
-----------------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $42,243 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None


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       NON-CONFIDENTIAL                                                               FORM 13F
                                                                                                                 (SEC USE ONLY)

       QTR ENDED: 6/30/01                          Name of Reporting Manager:  Sandell Asset Management

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Item 1:               Item 2:          Item 3:    Item 4       Item 5      Item 6:       Item 7:                 Item 8:
Name of Issuer        Title of Class   CUSIP      Fair Market  Shares or   Investment    Managers                Voting Authority
                                       Number     Value        Principal   Discretion    See Instr. V            (Shares)
                                                  (X$100)      Amount                                     (a)Sole  (b)Shared (c)None

Bank United Corp.       LIT.RTS CONT.  065416117      149    450,800 SH    SOLE                           450,800
Deutsche Telekom AG*    ADR            251566105    5,271    234,791 SH    SOLE                           234,791
Intermedia Comm.* Inc.  COM.           458801107   22,786  1,511,000 SH    SOLE                         1,511,000
Reliant Energy Inc.     COM.           75952J108   10,243    318,000 SH    SOLE                           318,000
Sulzer Medica AG*       ADR            865580104    1,984      6,279 SH    SOLE                             6,279
Telesp Cellular ADR     ADR            87952L108    1,810    119,500 SH    SOLE                           119,500

                                Value Total:     $ 42,243

                                Entry Total:            6

  *    NOTE: Previously requested confidential treatment on May 14, 2001
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